Filed Pursuant to Rule 497(e)

Registration Statement Nos. 333-179272

TIAA-CREF Life Separate Account VLI-2

TIAA-CREF Life Insurance Company.

PROSPECTUS SUPPLEMENT NUMBER 1

dated July 25, 2012 to the

M Intelligent VUL Prospectus

dated May 1, 2012

This supplement amends certain disclosure in the above-referenced prospectus for the Contract with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Janus Aspen Overseas Portfolio

Effective immediately, the Janus Aspen Overseas Portfolio is no longer available as an Investment Option for Net Premium Allocations or transfers of Policy Value.

A13614 (07/12)